SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Disclosure of interests in subsidiaries [text block]
The following table presents the details of the company’s subsidiaries with significant non-controlling interests:

	Jurisdiction of Formation	Ownership Interest Held by Non-Controlling Interests[1,2]
AS AT DEC. 31		2023	2022
Brookfield Asset Management ULC (“BAM”)	British Columbia	25.0%	25.0%
Brookfield Renewable Partners L.P. (“BEP”)[3]	Bermuda	54.6%	51.7%
Brookfield Infrastructure Partners L.P. (“BIP”)[4]	Bermuda	73.9%	72.9%
Brookfield Business Partners L.P. (“BBU”)[5]	Bermuda	34.5%	34.8%
1.Control and associated voting rights of the limited partnerships (BEP, BIP and BBU) reside with their respective general partners which are wholly owned subsidiaries of the company. The company’s general partner interest is entitled to earn base management fees and incentive payments in the form of incentive distribution rights or performance fees.
2.The company’s ownership interest in BEP, BIP and BBU includes a combination of redemption-exchange units (REUs), Class A limited partnership units, special limited partnership units, general partnership units and units or shares that are exchangeable for units in our listed partnerships, in each subsidiary, where applicable. Each of BEP, BIP and BBU’s partnership capital includes its Class A limited partnership units whereas REUs and general partnership units are considered non-controlling interests for the respective partnerships. REUs share the same economic attributes in all respects except for the redemption right attached thereto. The REUs and general partnership units participate in earnings and distributions on a per unit basis equivalent to the per unit participation of the Class A limited partnership units of the subsidiary.
3.Ownership interest held by non-controlling interests represents the combined units not held in BEP and Brookfield Renewable Corporation (“BEPC”).
4.Ownership interest held by non-controlling interests represents the combined units not held in BIP and Brookfield Infrastructure Corporation (“BIPC”).
5.Ownership interest held by non-controlling interests represents the combined units not held in BBU and Brookfield Business Corporation (“BBUC”).
The following tables contain summarized financial information of the Corporation, BFI, BFI II, BFL, BFL II, BF AUS, BF U.K., the US LLC Issuer, BIC and non-guarantor subsidiaries:

AS AT AND FOR THE YEAR ENDED DEC. 31, 2023 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	US LLC Issuer	BIC	Other Subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$2,787	$312	$24	$—	$—	$—	$15	$24	$188	$104,516	$(11,942)	$95,924
Net income (loss) attributable to shareholders	1,130	(27)	(17)	—	—	—	15	—	34	8,348	(8,353)	1,130
Total assets	77,567	10,813	757	—	—	—	160	552	4,165	561,498	(165,417)	490,095
Total liabilities	31,790	8,793	752	2	—	—	1	549	3,546	320,691	(44,271)	321,853
Non-controlling interest – preferred equity	—	—	—	—	—	—	230	—	—	—	—	230

AS AT AND FOR THE YEAR ENDED DEC. 31, 2022 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	US LLC Issuer	BIC	Other Subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$2,491	$284	$2	$30	$—	$—	$35	$—	$507	$111,633	$(22,213)	$92,769
Net income (loss) attributable to shareholders	2,056	(8)	—	—	—	—	11	—	487	18,598	(19,088)	2,056
Total assets	71,514	9,769	740	16	—	—	232	—	4,170	492,799	(137,956)	441,284
Total liabilities	27,761	8,544	737	6	—	—	4	—	3,520	297,397	(38,576)	299,393
Non-controlling interest – preferred equity	—	—	—	—	—	—	230	—	—	—	—	230
1.This column accounts for investments in all subsidiaries of the Corporation under the equity method.
2.This column accounts for investments in all subsidiaries of the Corporation other than BFI, BFI II, BFL, BFL II, BF AUS, BF U.K., the US LLC Issuer and BIC on a combined basis.
3.This column includes the necessary amounts to present the company on a consolidated basis.

Disclosure of non-controlling interests [text block]
The table below presents the exchanges on which the company’s subsidiaries with significant non-controlling interests were publicly listed as of December 31, 2023:

	NYSE	TSX
BEP	BEP	BEP.UN
BIP	BIP	BIP.UN
BBU	BBU	BBU.UN
The following table outlines the composition of accumulated non-controlling interests presented within the company’s consolidated financial statements:

AS AT DEC. 31 (MILLIONS)	2023	2022
BAM	$2,247	$2,377
BEP	25,677	21,651
BIP	31,479	23,030
BBU	15,241	16,026
BPG[1]	35,314	29,321
Individually immaterial subsidiaries with non-controlling interests	12,507	5,733
	$122,465	$98,138
1.This balance represents non-controlling interests within the consolidated funds of Brookfield Properties Group (“BPG”).
Summarized financial information of subsidiaries [Table Text Block]	The summarized financial information represents amounts before intra-group eliminations:

	BAM		BEP		BIP		BBU		BPG
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
Current assets	$5,455	$5,690	$4,610	$4,183	$7,979	$6,686	$14,885	$18,312	$14,950	$15,626
Non-current assets	6,973	6,820	71,518	59,928	92,805	66,283	67,500	71,186	168,744	162,198
Current liabilities	(2,302)	(2,093)	(8,038)	(4,943)	(11,705)	(8,377)	(14,355)	(16,954)	(49,286)	(41,653)
Non-current liabilities	(1,096)	(915)	(38,111)	(32,882)	(55,063)	(39,038)	(49,498)	(54,079)	(68,538)	(74,982)
Non-controlling interests	(2,247)	(2,377)	(25,677)	(21,651)	(31,479)	(23,030)	(15,241)	(16,026)	(35,314)	(29,321)
Equity attributable to Brookfield	$6,783	$7,125	$4,302	$4,635	$2,537	$2,524	$3,291	$2,439	$30,556	$31,868

Revenues	$3,569	$3,375	$5,038	$4,711	$17,931	$14,427	$55,068	$57,545	$15,034	$13,835
Net income (loss) attributable to:
Non-controlling interests	$433	$442	$684	$327	$1,391	$1,350	$2,865	$275	$(551)	$2,639
Shareholders	1,269	2,276	(68)	(189)	57	25	912	80	(1,033)	496
	$1,702	$2,718	$616	$138	$1,448	$1,375	$3,777	$355	$(1,584)	$3,135
Other comprehensive income (loss) attributable to:
Non-controlling interests	$4	$(8)	$1,400	$1,868	$778	$39	$258	$(297)	$459	$356
Shareholders	11	(24)	20	622	101	109	30	(97)	420	13
	$15	$(32)	$1,420	$2,490	$879	$148	$288	$(394)	$879	$369
The summarized cash flows of the company’s subsidiaries with significant non-controlling interests are as follows:

	BAM[1]		BEP		BIP		BBU		BPG
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
Cash flows from (used in):
Operating activities	$1,439	$(374)	$1,865	$1,711	$4,078	$3,131	$2,130	$1,011	$(786)	$(1,657)
Financing activities	(475)	1,706	2,596	3,489	9,419	56	(4,371)	18,070	4,135	6,871
Investing activities	(1,842)	(280)	(4,356)	(5,066)	(12,990)	(3,365)	2,537	(18,721)	(6,556)	(3,756)
Distributions paid to non-controlling interests in common equity	$526	$—	$503	$477	$868	$810	$19	$19	$—	$—
1.